License Agreements (Schedule of Future Minimum Royalty Payments) (Details)	Dec. 31, 2014 USD ($)
License Agreements [Abstract]
2015	$ 33,000
2016	33,000
2017	283,000
2018	33,000
2019	33,000
Thereafter	99,000
Total	$ 514,000